Taxation - Summary of Profit Before Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit Before Tax [Line Items]
Profit before income tax	¥ 8,712	¥ 6,045	¥ 4,373
Foreign Countries
Profit Before Tax [Line Items]
Profit before income tax	578	311	219
Country of Domicile
Profit Before Tax [Line Items]
Profit before income tax	¥ 8,134	¥ 5,734	¥ 4,154